Revenue Contract Liability	12 Months Ended
Dec. 31, 2023
Contract with Customer, Contract Asset, Contract Liability, and Receivable [Abstract]
Revenue Contract Liability

17. REVENUE CONTRACT LIABILITY

Deferred revenue for customer contracts represents amounts collected from, or invoiced to, customers in advance of revenue recognition. The balance of Deferred revenue will increase or decrease based on the timing of invoices and recognition of revenue.

Significant changes in our Deferred Revenue liability balances during the year ended December 31, 2023 and 2022 were as follows:

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022

Beginning Balance	$3,200,664	$1,995,090
Revenue Recognized	(3,200,664)	(1,995,090)
Amounts Collected or invoiced	9,895,583	3,200,664
Ending Balance	$9,895,583	$3,200,664